Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

Note 9

Accumulated Other Comprehensive Loss

The following table summarizes the changes in balances of each component of accumulated other comprehensive loss, net of tax as of March 31, 2013.

(in millions) (brackets denote losses)	Foreign currency translation adjustments	Pension and post- employment benefits	Unrealized gains (losses) on marketable equity securities	Gains (losses) on hedging activities	Total
Balance as of December 31, 2012	$181	$(511)	$1	$(21)	$(350)
Other comprehensive income before reclassifications	(232)	—	(1)	9	(224)
Amounts reclassified from accumulated other comprehensive income	—	19	—	—	19
Net current-period other comprehensive income	(232)	19	(1)	9	(205)
Separation-related adjustments	241	(934)	—	11	(682)
Balance as of March 31, 2013	$190	$(1,426)	$—	$(1)	$(1,237)

The table below presents the significant amounts reclassified out of each component of accumulated other comprehensive loss for the period ended March 31, 2013.

Type of reclassification (brackets denote loss)	Amount reclassified from accumulated other comprehensive loss (in millions)	Affected line item in the condensed consolidated statement of earnings
Pension and post-employee benefits
Prior service costs	$1	(a)
Transition obligation	—	(a)
Actuarial losses	27	(a)
Total before tax	$28
Tax expense	(9)
Total reclassification for the three months ended March 31, 2013, net of tax	$19

(a) Components are included in computation of net periodic pension cost (see Note 10 for details)